Label	Element	Value
Western Asset SMASh Series TF Fund | Municipal Bonds
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	96.60%
Western Asset SMASh Series TF Fund | Municipal Bonds Deposited in Tender Option Bond Trusts
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Western Asset SMASh Series TF Fund | Short-Term Investments
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%